Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investment at Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock	$10,714,050	$—	$—	$10,714,050
Mutual funds	74,651,689	—	—	74,651,689
Total assets in the fair value hierarchy	$85,365,739	$—	$—	$85,365,739
Common collective trust funds, measured at NAV				170,546,549
Investments at fair value				$255,912,288

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$19,378,857	$—	$—	$19,378,857
Mutual funds	62,109,137	—	—	62,109,137
Total assets in the fair value hierarchy	$81,487,994	$—	$—	$81,487,994
Common collective trust funds, measured at NAV				129,601,053
Investments at fair value				$211,089,047